Intangible Assets (Details Narrative) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, goodwill	$ (3,399)
Pre-tax discount rate	11.40%			11.40%
Terminal growth	2.00%			2.00%
Intangible assets	$ 17,287	14,699		$ 13,012
Sales growth rate used to extrapolate cash flow projections	2.50%			5.00%
Royalty rate	6.60%			6.60%
Cash flow forecast period	5 years			5 years
Increase in post-tax discount rate	2.10%			1.50%
Decrease in sales growth rate	0.00%			2.00%
Impact of possible changes in key assumptions used in impairment test calculations	A reduction of the sales growth rate to 0% would result in an impairment of $1,341 thousand (31 January 2018: a reduction to 2% would result an impairment of $611 thousand) against the carrying amount of the indefinite-lived brand intangible assets.
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 14,395	$ 12,206		$ 12,463
Bendon Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, goodwill					$ (2,157)
Intangible assets			14,680	$ 13,012	14,575	17,381	$ 16,683
Increase in post-tax discount rate				1.50%
Decrease in sales growth rate				2.00%
Decrease in royalty rate				1.50%
Impact of possible changes in key assumptions used in impairment test calculations				A 1.5% increase in the post-tax discount rate would result in an impairment of $928 thousand against the carrying amount of the indefinite-lived brand intangibles. A reduction of the sales growth rate to 2% would result in an impairment of $611 thousand against the carrying amount of the indefinite-lived brand intangible assets. A 1.5% reduction in the royalty rate would result in an impairment of $2,267 thousand against the carrying amount of the indefinite-lived brand intangibles.
Bendon Limited [Member] | Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets			$ 12,036	$ 12,463	$ 12,105	$ 12,702	$ 12,274
Sales growth rate used to extrapolate cash flow projections			5.00%	5.00%	5.00%	2.00%
Royalty rate			6.60%	6.60%	6.60%	6.60%
Cash flow forecast period			5 years	5 years	5 years	5 years
Increase in post-tax discount rate			11.40%	11.40%	11.40%	11.40%
Decrease in sales growth rate			2.00%	2.00%	2.00%	0.00%
Bendon Limited [Member] | Australia [Member]
Disclosure of detailed information about intangible assets [line items]
Annualised restructuring savings				$ 1,035
Pre-tax discount rate				12.70%
Terminal growth				3.50%